Income Tax Expense - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Allowance for credit loss	$ 5,339	$ 3,567
Operating lease liabilities		7,791
Net operating loss carried forward	24,268	18,572
Total deferred tax assets	29,607	29,930
Less: valuation allowance	(29,607)
Total deferred tax assets, net of valuation allowance		29,930
Net off against deferred tax liabilities		(7,806)
Deferred tax assets, net		22,124
Deferred tax liabilities:
Operating lease right-of-use assets		(7,806)
Total deferred tax liabilities		(7,806)
Net off against deferred tax assets		7,806
Deferred tax liabilities, net